Schedule of crypto assets (Details) $ in Thousands		Dec. 31, 2025 USD ($) Integer	Sep. 30, 2025 USD ($)
Crypto Asset, Holding [Line Items]
Cost Basis		$ 8,459
Market Value		7,996
Crypto Asset, Fair Value, Noncurrent		$ 7,996
Ethereum [Member]
Crypto Asset, Holding [Line Items]
Quantity | Integer		1,286
Cost Basis		$ 4,037
Crypto Asset, Fair Value, Noncurrent		$ 3,840
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Quantity | Integer		43
Cost Basis		$ 4,006
Crypto Asset, Fair Value, Noncurrent		$ 3,826
Crypto Asset, Other [Member]
Crypto Asset, Holding [Line Items]
Quantity | Integer	[1]	1,039,113
Cost Basis	[1]	$ 416
Crypto Asset, Fair Value, Noncurrent	[1]	$ 330

[1]	Other crypto assets consist of tokens such as Akash Network, Centrifuge, Filecoin, Injective Protocol, Chainlink, Maker, Pyth Network, Bittensor, and Celestia, each of which individually represents an immaterial portion of the Company’s total digital asset holdings as of December 31, 2025.